OTHER INVESTMENTS (Details) In Millions, unless otherwise specified									12 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2014 Mr. P. Fattouche and Mr. M. Fattouche RUB	Dec. 31, 2013 Mr. P. Fattouche and Mr. M. Fattouche RUB	Dec. 31, 2012 Mr. P. Fattouche and Mr. M. Fattouche RUB	Dec. 31, 2010 Mr. P. Fattouche and Mr. M. Fattouche USD ($)	Dec. 31, 2010 Mr. P. Fattouche and Mr. M. Fattouche RUB	Dec. 31, 2010 Mr. P. Fattouche and Mr. M. Fattouche K-Telecom	Dec. 31, 2014 Deposits. RUB	Dec. 31, 2014 Loans receivable Mr. P. Fattouche and Mr. M. Fattouche	Dec. 31, 2013 Loans receivable Mr. P. Fattouche and Mr. M. Fattouche RUB	May 31, 2014 Loan Participation Notes EMIS BV USD ($)	May 31, 2014 Loan Participation Notes EMIS BV RUB	Dec. 31, 2014 Loan Participation Notes EMIS BV	Dec. 31, 2013 Loan Participation Notes EMIS BV RUB	Aug. 31, 2013 Loan Participation Notes EMIS BV USD ($)	Aug. 31, 2013 Loan Participation Notes EMIS BV RUB	Dec. 31, 2014 Promissory notes Sistema RUB	Dec. 31, 2013 Promissory notes Sistema RUB	Dec. 31, 2014 Investments in ordinary shares RUB	Dec. 31, 2013 Investments in ordinary shares RUB	Dec. 31, 2014 Other investments. RUB	Dec. 31, 2013 Other investments. RUB
Other investments
Annual interest rate, high end of range (as a percent)									6.25%
Annual interest rate, low end of range (as a percent)									6.15%
Annual interest rate (as a percent)										6.00%				6.00%				0.00%
Other investments - Held to maturity									13,671		2,946				699			618	618
Other investments	14,969	4,392																		125	125	555	4
Loan granted						90.0	2,777.0									21.3	703.0
Percentage of noncontrolling interest								20.00%
Interest accrued			212.8	172.7	174.1
Proceeds from sale of other investments												22.3	764.0
Realized interest sold along with the investments												$ 1	34